Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
January 31, 2024
WLF-NPRT3-0324
1.9893109.104
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.2%
Entertainment - 3.4%
Netflix, Inc. (a)	1,444	814,575
Roku, Inc. Class A (a)	12,036	1,059,890
The Walt Disney Co.	33,173	3,186,267
		5,060,732
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	14,578	2,042,378
Media - 1.4%
Interpublic Group of Companies, Inc.	60,744	2,003,945
TOTAL COMMUNICATION SERVICES		9,107,055
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.7%
General Motors Co.	27,210	1,055,748
Broadline Retail - 4.3%
Amazon.com, Inc. (a)	28,616	4,441,203
Etsy, Inc. (a)	18,344	1,220,977
Kohl's Corp.	26,899	692,918
		6,355,098
Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (a)	16,832	849,679
Bright Horizons Family Solutions, Inc. (a)	6,357	624,575
		1,474,254
Hotels, Restaurants & Leisure - 1.5%
Marriott International, Inc. Class A	5,380	1,289,747
Vail Resorts, Inc.	3,985	884,670
		2,174,417
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	27,661	1,442,245
Specialty Retail - 2.4%
Aritzia, Inc. (a)	25,730	626,002
Best Buy Co., Inc.	9,340	677,057
Foot Locker, Inc.	17,709	498,685
Williams-Sonoma, Inc.	8,848	1,711,115
		3,512,859
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,225	1,019,272
Tapestry, Inc.	17,416	675,567
		1,694,839
TOTAL CONSUMER DISCRETIONARY		17,709,460
CONSUMER STAPLES - 2.6%
Consumer Staples Distribution & Retail - 0.2%
Maplebear, Inc. (NASDAQ)	15,068	368,714
Food Products - 0.5%
Bunge Global SA	7,778	685,164
Household Products - 0.8%
The Clorox Co.	8,362	1,214,581
Personal Care Products - 1.1%
Estee Lauder Companies, Inc. Class A	8,977	1,184,874
Shiseido Co. Ltd.	13,219	368,502
		1,553,376
TOTAL CONSUMER STAPLES		3,821,835
ENERGY - 2.8%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	41,925	1,194,863
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	30,966	691,780
EQT Corp.	15,316	542,186
Equinor ASA	25,102	718,346
Occidental Petroleum Corp.	15,665	901,834
		2,854,146
TOTAL ENERGY		4,049,009
FINANCIALS - 14.0%
Banks - 5.4%
Bank of America Corp.	73,738	2,507,829
Citigroup, Inc.	24,558	1,379,423
Huntington Bancshares, Inc.	94,389	1,201,572
JPMorgan Chase & Co.	11,160	1,945,858
Starling Bank Ltd. Series D (a)(b)(c)	34,700	138,082
U.S. Bancorp	17,066	708,922
		7,881,686
Capital Markets - 2.5%
Macquarie Group Ltd.	10,692	1,319,280
NASDAQ, Inc.	40,276	2,326,745
		3,646,025
Financial Services - 2.9%
MasterCard, Inc. Class A	3,456	1,552,539
WEX, Inc. (a)	12,887	2,633,974
		4,186,513
Insurance - 3.2%
Hartford Financial Services Group, Inc.	18,639	1,620,847
Marsh & McLennan Companies, Inc.	6,366	1,233,985
Progressive Corp.	10,732	1,912,979
		4,767,811
TOTAL FINANCIALS		20,482,035
HEALTH CARE - 11.4%
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (a)	3,919	677,634
Moderna, Inc. (a)	4,688	473,722
Sage Therapeutics, Inc. (a)	9,937	254,785
Zai Lab Ltd. ADR (a)	8,171	176,248
		1,582,389
Health Care Equipment & Supplies - 2.4%
Hologic, Inc. (a)	32,583	2,425,479
Insulet Corp. (a)	5,635	1,075,552
Outset Medical, Inc. (a)	5,606	17,042
		3,518,073
Health Care Providers & Services - 3.9%
Centene Corp. (a)	21,752	1,638,143
Cigna Group	7,371	2,218,302
Elevance Health, Inc.	2,491	1,229,159
Humana, Inc.	1,795	678,618
		5,764,222
Life Sciences Tools & Services - 0.9%
ICON PLC (a)	4,822	1,257,915
Pharmaceuticals - 3.1%
Merck KGaA	7,686	1,261,085
UCB SA	14,145	1,334,512
Zoetis, Inc. Class A	10,299	1,934,255
		4,529,852
TOTAL HEALTH CARE		16,652,451
INDUSTRIALS - 12.7%
Air Freight & Logistics - 1.6%
FedEx Corp.	4,406	1,063,124
United Parcel Service, Inc. Class B	9,310	1,321,089
		2,384,213
Commercial Services & Supplies - 0.3%
Veralto Corp.	5,404	414,433
Electrical Equipment - 4.6%
AMETEK, Inc.	11,930	1,933,257
Eaton Corp. PLC	4,960	1,220,557
nVent Electric PLC	20,897	1,254,656
Prysmian SpA	18,313	811,227
Regal Rexnord Corp.	6,591	879,635
Sunrun, Inc. (a)	43,269	626,535
		6,725,867
Ground Transportation - 0.4%
ArcBest Corp.	4,798	571,586
Machinery - 3.8%
Deere & Co.	3,489	1,373,201
Federal Signal Corp.	18,725	1,441,451
Hillenbrand, Inc.	16,297	758,951
Otis Worldwide Corp.	11,152	986,283
Parker Hannifin Corp.	2,123	986,134
		5,546,020
Professional Services - 2.0%
Leidos Holdings, Inc.	9,383	1,036,540
Manpower, Inc.	9,802	726,720
Science Applications International Corp.	8,449	1,078,599
		2,841,859
TOTAL INDUSTRIALS		18,483,978
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	5,010	1,295,987
Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	8,338	1,890,391
Insight Enterprises, Inc. (a)	5,987	1,106,038
		2,996,429
IT Services - 2.9%
Accenture PLC Class A	11,494	4,182,437
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc. (a)	9,300	1,559,517
Axcelis Technologies, Inc. (a)	4,179	543,479
First Solar, Inc. (a)	4,267	624,262
Marvell Technology, Inc.	21,321	1,443,432
Micron Technology, Inc.	14,166	1,214,735
NVIDIA Corp.	4,378	2,693,652
NXP Semiconductors NV	7,553	1,590,435
SolarEdge Technologies, Inc. (a)	9,055	602,158
Universal Display Corp.	4,677	794,014
		11,065,684
Software - 13.9%
Adobe, Inc. (a)	4,894	3,023,415
Autodesk, Inc. (a)	5,896	1,496,464
HubSpot, Inc. (a)	4,339	2,651,129
Intuit, Inc.	5,040	3,181,903
Microsoft Corp.	15,582	6,195,089
Pagerduty, Inc. (a)	25,217	597,139
Salesforce, Inc. (a)	11,342	3,188,123
		20,333,262
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	15,014	2,768,582
TOTAL INFORMATION TECHNOLOGY		42,642,381
MATERIALS - 3.9%
Chemicals - 2.3%
Cabot Corp.	11,432	824,247
Celanese Corp. Class A	6,864	1,004,135
Eastman Chemical Co.	8,690	726,050
The Chemours Co. LLC	23,787	717,654
		3,272,086
Construction Materials - 0.6%
Summit Materials, Inc. (a)	24,407	883,045
Containers & Packaging - 0.6%
Ball Corp.	16,324	905,166
Metals & Mining - 0.4%
Schnitzer Steel Industries, Inc. Class A	21,665	570,439
TOTAL MATERIALS		5,630,736
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Ventas, Inc.	29,593	1,372,819
UTILITIES - 2.8%
Electric Utilities - 1.4%
NextEra Energy, Inc.	19,295	1,131,266
SSE PLC	46,012	979,961
		2,111,227
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	30,686	743,829
Water Utilities - 0.9%
American Water Works Co., Inc.	9,957	1,234,867
TOTAL UTILITIES		4,089,923
TOTAL COMMON STOCKS (Cost $118,011,959)		144,041,682

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (a)(b)(c) (Cost $350,799)	402	444,721

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $1,271,787)	1,271,532	1,271,787

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $119,634,545)	145,758,190
NET OTHER ASSETS (LIABILITIES) - 0.2%	345,725
NET ASSETS - 100.0%	146,103,915

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $582,803 or 0.4% of net assets.

(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,527,991	25,659,077	28,915,281	115,653	-	-	1,271,787	0.0%
Total	4,527,991	25,659,077	28,915,281	115,653	-	-	1,271,787

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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